Segments - Schedule of Revenue from External Customers and Long-l (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 989.2	$ 1,047.4	$ 0.0	$ 4,361.7	$ 3,951.1
Long-lived assets					1,514.1	1,622.6
Successor [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				0.0	1,307.8	1,165.4
Long-lived assets					481.4	483.8
Successor [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				0.0	1,672.0	1,540.4
Long-lived assets					542.0	623.5
Successor [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				0.0	715.0	593.7
Long-lived assets					234.3	218.1
Successor [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				$ 0.0	666.9	651.6
Long-lived assets					256.4	297.2
Successor [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets					302.8	348.1
Successor [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets					$ 189.4	$ 167.5
Successor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage					3.00%	3.00%
Successor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage					10.00%	10.00%
Successor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage					11.00%	10.00%
Predecessor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 326.2						$ 4,219.4
Predecessor [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	81.6						1,238.6
Predecessor [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	141.0						1,675.4
Predecessor [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	51.7						595.0
Predecessor [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 51.9						$ 710.4
Predecessor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	3.00%						3.00%
Predecessor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	11.00%						16.00%
Predecessor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	11.00%						8.00%